Net Assets by Participant and Non-Participant Directed Investments - Changes in Net Assets Relating to the Participant and Non-participant Directed Investments (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment income:
Net appreciation (depreciation) in fair value of investments	$ 2,820,778	$ 7,175,318
Interest and dividends	1,574,433	1,475,316
Total investment income	4,395,211	8,650,634
Contributions	2,124,288	1,967,961
Transfers from non-participant directed funds to participant directed funds	125,925	163,311
Total additions	6,645,424	10,781,906
Deductions:
Benefits paid to participants	(3,321,515)	(4,234,245)
Transfers from non-participant directed funds to participant directed funds	(125,925)	(163,311)
Total deductions	(3,447,440)	(4,397,556)
Net increase	3,197,984	6,384,350
Beginning of year	41,619,875	35,235,525
End of year	44,817,859	41,619,875
Participant-Directed Investments [Member]
Investment income:
Net appreciation (depreciation) in fair value of investments	485,457	131,566
Interest and dividends	33,934	34,931
Total investment income	519,391	166,497
Contributions	0	0
Transfers from non-participant directed funds to participant directed funds	125,925	163,311
Total additions	645,316	329,808
Deductions:
Benefits paid to participants	(494,198)	(339,833)
Transfers from non-participant directed funds to participant directed funds	0	0
Total deductions	(494,198)	(339,833)
Net increase	151,118	(10,025)
Beginning of year	929,691	939,716
End of year	1,080,809	929,691
Non-Participant Directed Employer Fund [Member]
Investment income:
Net appreciation (depreciation) in fair value of investments	2,335,321	7,043,752
Interest and dividends	1,540,499	1,440,385
Total investment income	3,875,820	8,484,137
Contributions	2,124,288	1,967,961
Transfers from non-participant directed funds to participant directed funds	0	0
Total additions	6,000,108	10,452,098
Deductions:
Benefits paid to participants	(2,827,317)	(3,894,412)
Transfers from non-participant directed funds to participant directed funds	(125,925)	(163,311)
Total deductions	(2,953,242)	(4,057,723)
Net increase	3,046,866	6,394,375
Beginning of year	40,690,184	34,295,809
End of year	$ 43,737,050	$ 40,690,184